GOODWILL - Activities for Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance at Beginning	$ 0	$ 37,798,000
Measurement Period Adjustments		114,000
Impairments During the Year	0	(37,912,000)
Balance at End	$ 0	$ 0